Investments in Affiliate Companies (Tables)	12 Months Ended
Dec. 31, 2022
Investments in and Advances to Affiliates [Abstract]
Investments in Affiliate Companies - Financial Information of the Affiliate Companies - Balance Sheet (Table)

Balance sheet – Navios Partners	December 31, 2022	December 31, 2021
Cash and cash equivalents, including restricted cash	$175,098	$169,446
Current assets	$310,424	$226,340
Non-current assets	$4,585,280	$3,396,959
Current liabilities	$617,740	$395,505
Long- term debt including current portion, net	$1,945,447	$1,361,709
Non-current liabilities	$1,935,001	$1,458,069

Investments in Affiliate Companies - Financial Information of Affiliate Companies - Income Statement (Table)

	December 31, 2022
Income Statement	Navios Partners	Navios Acquisition	Navios Containers
Revenue	$1,210,528	$—	$—
Net income	$579,247	$—	$—

Income Statement	Navios Partners 01/01/2021-12/31/2021	Navios Acquisition 01/01/2021-10/15/2021	Navios Containers 01/01/2021-03/31/2021
Revenue	$713,175	$188,304	$43,763
Net income/(loss)	$516,186	$(6,307)	$15,270

	December 31, 2020
Income Statement	Navios Partners	Navios Acquisition	Navios Europe II	Navios Containers
Revenue	$226,771	$361,438	$17,059	$127,188
Net (loss)/income	$(68,541)	$27,465	$(26,661)	$3,348